LOANS (Tables)	12 Months Ended
Dec. 31, 2018
LOANS [Abstract]
Summary of Loans
Following is a summary of loans at December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$4,650	1.18%	$7,242	2.08%
Commercial ADC	20,790	5.29%	24,364	6.99%
Farmland	4,833	1.23%	5,392	1.55%
Multifamily	18,537	4.71%	11,967	3.43%
Owner occupied	103,983	26.44%	84,808	24.32%
Non-owner occupied	97,034	24.67%	79,549	22.81%
Total commercial real estate	249,827	63.52%	213,322	61.18%

Commercial
Commercial and industrial	49,499	12.59%	47,032	13.49%
Agriculture	262	0.06%	415	0.12%
Other	1573	0.40%	1,420	0.40%
Total commercial	51,334	13.05%	48,867	14.01%

Residential mortgage
First lien, closed-end	53,395	13.58%	47,936	13.75%
Junior lien, closed-end	812	0.21%	1,123	0.32%
Total residential mortgage	54,207	13.79%	49,059	14.07%

Home equity lines	33,968	8.64%	33,672	9.66%

Consumer – other	3,946	1.00%	3,759	1.08%
Total loans	$393,282	100.00%	$348,679	100.00%

Non-Accrual and Past Due Loans by Category
Non-accrual loans, segregated by category, were as follows:

	December 31, 2018	December 31, 2017
In thousands
Commercial real estate:
Commercial ADC	$42	$5
Owner occupied	932	2,031
Non-owner occupied	4	28
Total commercial real estate	978	2,064
Commercial:
Commercial and industrial	-	25
Total commercial	-	25
Residential mortgage:
First lien, closed-end	57	86
Junior lien, closed end	4	455
Total residential mortgage	61	541
Home equity lines	-	34
Consumer – other	7	-
Total non-accrual loans	$1,046	$2,664
An analysis of past due loans segregated by class, was as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
December 31, 2018
Commercial real estate:
Residential ADC	$-	$-	$-	$4,650	$4,650	$-
Commercial ADC	39	-	39	20,751	20,790	-
Farmland	-	-	-	4,833	4,833	-
Multifamily	-	-	-	18,537	18,537	-
Owner occupied	-	927	927	103,056	103,983	-
Non-owner occupied	-	4	4	97,030	97,034	-
Total commercial real estate	39	931	970	248,857	249,827	-
Commercial:
Commercial and industrial	126	-	126	49,373	49,499	-
Agriculture	-	-	-	262	262	-
Other	-	-	-	1,573	1,573	-
Total commercial	126	-	126	51,208	51,334	-
Residential mortgage:
First lien, closed end	247	33	280	53,115	53,395	-
Junior lien, closed-end	-	-	-	812	812	-
Total residential mortgage	247	33	280	53,927	54,207
Home equity lines	85	-	85	33,883	33,968	-
Consumer – other	-	13	13	3,933	3,946	5
Total loans	$497	$977	$1,474	$391,808	$393,282,	$5

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
December 31, 2017
Commercial real estate:
Residential ADC	$-	$-	$-	$7,242	$7,242	$-
Commercial ADC	-	-	-	24,364	24,364	-
Farmland	-	-	-	5,392	5,392	-
Multifamily	-	-	-	11,967	11,967	-
Owner occupied	254	2,018	2,272	82,536	84,808	-
Non-owner occupied	144	-	144	79,405	79,549	-
Total commercial real estate	398	2,018	2,416	210,906	213,322	-
Commercial:
Commercial and industrial	-	25	25	47,007	47,032	-
Agriculture	-	-	-	415	415	-
Other	-	-	-	1,420	1,420	-
Total commercial	-	25	25	48,842	48,867	-
Residential mortgage:
First lien, closed end	50	135	185	47,751	47,936	79
Junior lien, closed-end	-	449	449	674	1,123	-
Total residential mortgage	50	584	634	48,425	49,059	79
Home equity lines	200	3	203	33,469	33,672	3
Consumer – other	10	-	10	3,749	3,759	-
Total loans	$658	$2,630	$3,288	$345,391	$348,679	$82

Impaired Loans by Class
Impaired loans are set forth in the following tables.

December 31, 2018
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$42	$42	$-	$-
Owner occupied	2,409	2,269	140	17
Non-owner occupied	5	5	-	-
Total commercial real estate	2,456	2,316	140	17
Commercial
Commercial and industrial	624	-	624	111
Residential mortgage
First lien, closed-end	876	56	760	42
Junior lien, closed- end	478	270	208	75
Total residential mortgage	1,354	326	968	117
Home equity lines	-	-	-	-
Consumer – other	7	7	-	-
Total loans	$4,441	$2,649	$1,732	$245

December 31, 2017
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	3,721	3,591	-	-
Non-owner occupied	28	28	-	-
Total commercial real estate	3,753	3,623	-	-
Commercial
Commercial and industrial	766	25	741	144
Residential mortgage
First lien, closed-end	1,040	165	811	24
Junior lien, closed-end	884	670	215	79
Total residential Mortgage	1,924	835	1,026	103
Home equity lines	151	106	-	-
Consumer - other	1	-	1	1
Total loans	$6,595	$4,589	$1,768	$248

	Year ended December 31, 2018		Year ended December 31, 2017
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$16	$1	$1,049	$-
Farmland	-	-	32	-
Multifamily	59	-	163	-
Owner occupied	2,508	82	3,614	102
Non-owner occupied	9	-	133	-
Total commercial real estate	2,592	83	4,991	102
Commercial
Commercial and industrial	692	45	1,580	57
Residential mortgage
First lien, closed-end	867	56	1,619	55
Junior lien, closed- end	470	20	669	12
Total residential mortgage	1,337	76	2,288	67
Home equity lines	85	3	143	4
Consumer – other	7	-	1	-
Total loans	$4,713	$207	$9,003	$230

Troubled Debt Restructurings, Breakdown by Types of Concession and Types of Modification Made by Loan Class
For the year ended December 31, 2017, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2017
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Forgiveness of principal Residential mortgage:
Junior Lien, closed end	2	$633	$430
Total residential mortgage	2	633	430
Total	2	$633	$430

Grand Total	2	$633	$430
The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2017.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2017	(dollars in thousands)

Forgiveness of principal	-	$-	2	$430	-	$-	-	$-
Total	-	$-	2	$430	-	$-	-	$-

Loans by Internally Assigned Risk Grades
The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2018
	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$4,650	$-	$-	$-	$-
Commercial ADC	20,509	239	42	-	-
Farmland	4,833	-	-	-	-
Multifamily	18,537	-	-	-	-
Owner occupied	101,706	1,207	1,070	-	-
Non-owner occupied	96,907	-	127	-	-
Total commercial real estate	247,142	1,446	1,239	-	-
Commercial:
Commercial and industrial	48,157	981	361	-	-
Agriculture	262	-	-	-	-
Other	1,573	-	-	-	-
Total commercial	49,992	981	361	-	-
Residential mortgage:
First lien, closed-end	52,622	647	126	-	-
Junior lien, closed-end	334	416	62	-	-
Total residential mortgage	52,956	1,063	188	-	-
Home equity lines	33,198	770	-	-	-
Consumer – other	3,778	161	7	-	-

Total	$387,066	$4,421	$1,795	$-	$-

December 31, 2017
	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$7,242	$-	$-	$-	$-
Commercial ADC	23,883	477	4	-	-
Farmland	5,392	-	-	-	-
Multifamily	11,967	-	-	-	-
Owner occupied	81,584	1,049	2,175	-	-
Non-owner occupied	78,531	855	163	-	-
Total commercial real estate	208,599	2,381	2,342	-	-
Commercial:
Commercial and industrial	45,480	1,130	422	-	-
Agriculture	415	-	-	-	-
Other	1,420	-	-	-	-
Total commercial	47,315	1,130	422	-	-
Residential mortgage:
First lien, closed-end	47,257	513	166	-	-
Junior lien, closed-end	239	-	884	-	-
Total residential mortgage	47,496	513	1,050	-	-
Home equity lines	32,005	1,543	124	-	-
Consumer – other	3,596	162	1	-	-

Total	339,011	$5,729	$3,939	$-	$-

Details Activity in Allowance for Loan Losses by Portfolio Segment
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2018 and 2017:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2018
Commercial real estate	$2,260	$436	$(50)	$37	$2,683
Commercial	634	8	(106)	60	596
Residential mortgage	505	(30)	-	45	520
Consumer and home equity lines	200	(8)	(23)	10	179
Total	$3,599	$406	$(179)	$152	$3,978

December 31, 2017
Commercial real estate	$1,607	$708	$(208)	$153	$2,260
Commercial	1,171	(218)	(369)	50	634
Residential mortgage	427	126	(66)	18	505
Consumer and home equity lines	188	88	(92)	16	200
Total	$3,393	$704	$(735)	$237	$3,599

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2018
Commercial real estate	$17	$2,666	$2,683
Commercial	111	485	596
Residential mortgage	117	403	520
Consumer and home equity lines	-	179	179
Total	$245	$3,733	$3,978

December 31, 2017
Commercial real estate	$-	$2,260	$2,260
Commercial	144	490	634
Residential mortgage	103	402	505
Consumer and home equity lines	1	199	200
Total	$248	$3,351	$3,599

Recorded Investment in Loans Related to Allowance for Credit Losses by Portfolio Segment and Impairment Methodology
The Company’s recorded investment in loans as of December 31, 2018 and December 31, 2017 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2018		December 31, 2017
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$2,456	$247,371	$3,623	$209,699
Commercial	624	50,710	766	48,101
Residential mortgage	1,294	52,912	1,861	47,198
Consumer and home equity lines	7	37,907	107	37,324
Total	$4,381	$388,900	$6,357	$342,322

Summary of Related Party Loan Activity
A summary of related party loan activity as of December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Balance, beginning of year	$1,740	$2,043
Loan disbursements	254	102
Loan repayments	(1,601)	(405)
Balance, end of year	$393	$1,740